Emerging Markets Growth Fund
Investment portfolio
March 31, 2023
unaudited

Common stocks 93.71% Asia-Pacific 74.16% China 40.29%	Shares	Value (000)
Alibaba Group Holding, Ltd.[1]	3,280,500	$41,720
Alibaba Group Holding, Ltd. (ADR)[1]	209,455	21,402
BeiGene, Ltd.[1]	57,174	945
BeiGene, Ltd. (ADR)[1,2]	275,778	59,438
Brii Biosciences, Ltd.[1,2]	1,903,000	1,051
CanSino Biologics, Inc., Class H2	740,483	3,979
China Merchants Bank Co., Ltd., Class H	2,461,500	12,542
China Resources Cement Holdings, Ltd.	7,312,000	3,605
China Resources Gas Group, Ltd.	5,029,000	18,595
China Tourism Group Duty Free Corp., Ltd., Class A1	248,781	6,681
Contemporary Amperex Technology Co., Ltd., Class A	54,600	3,252
ENN Energy Holdings, Ltd.	1,077,600	14,720
Foshan Haitian Flavouring and Food Co., Ltd., Class A	162,945	1,815
Gree Electric Appliances, Inc. of Zhuhai, Class A	150,400	803
H World Group, Ltd. (ADR)[1]	674,312	33,028
Haitian International Holdings, Ltd.	1,818,000	4,722
Hangzhou Tigermed Consulting Co., Ltd., Class A	333,925	4,666
Industrial and Commercial Bank of China, Ltd., Class H	36,134,000	19,237
Innovent Biologics, Inc.[1]	5,529,500	24,692
JD Health International, Inc.[1]	952,800	7,039
Jiangsu Hengrui Medicine Co., Ltd., Class A	7,503,224	46,841
Kingboard Laminates Holdings, Ltd.	793,000	830
Kingdee International Software Group Co., Ltd.[1,2]	4,098,000	6,582
Kweichow Moutai Co., Ltd., Class A	28,561	7,550
Legend Biotech Corp. (ADR)[1]	220,845	10,649
Li Auto, Inc., Class A1	62,200	779
Li Auto, Inc., Class A (ADR)[1]	39,526	986
Longfor Group Holdings, Ltd.	1,239,498	3,490
Midea Group Co., Ltd., Class A	922,882	7,247
NetEase, Inc.	1,504,587	26,594
NetEase, Inc. (ADR)	206,447	18,258
Ping An Insurance (Group) Company of China, Ltd., Class H	9,742,200	63,143
Postal Savings Bank of China Co., Ltd., Class H2	15,477,000	9,225
Proya Cosmetics Co., Ltd., Class A	300,470	7,966
Shandong Pharmaceutical Glass Co., Ltd., Class A	253,077	968
Tencent Holdings, Ltd.	891,000	43,537
Trip.com Group, Ltd. (ADR)[1]	870,255	32,783
Venustech Group, Inc., Class A	980,576	4,752
WuXi Biologics (Cayman), Inc.[1]	943,000	5,833
Zai Lab, Ltd. (ADR)[1]	500,749	16,655
		598,600
Emerging Markets Growth Fund — Page 1 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) Hong Kong 0.41%	Shares	Value (000)
First Pacific Co., Ltd.	4,128,967	$1,330
Galaxy Entertainment Group, Ltd.[1]	725,000	4,820
		6,150
India 11.11%
Angel One, Ltd.	244,913	3,475
Bank of Baroda	2,972,788	6,116
Bharti Airtel, Ltd.	1,597,084	14,575
City Union Bank, Ltd.	4,508,250	6,909
Coforge, Ltd.	245,417	11,441
Dabur India, Ltd.	796,482	5,285
FSN E-Commerce Ventures, Ltd.	1,935,996	2,932
Genpact, Ltd.	250,060	11,558
HDFC Bank, Ltd.	1,626,149	31,970
HDFC Bank, Ltd. (ADR)	6,300	420
ICICI Bank, Ltd.	584,782	6,271
Indian Energy Exchange, Ltd.	2,264,574	3,534
Indus Towers, Ltd.	1,149,959	2,003
Infosys, Ltd.	107,836	1,883
ITC, Ltd.	1,163,292	5,433
Kotak Mahindra Bank, Ltd.	514,840	10,864
MakeMyTrip, Ltd., non-registered shares[1]	622,227	15,226
Maruti Suzuki India, Ltd.	33,249	3,357
Quess Corp., Ltd.	15,290	69
Reliance Industries, Ltd.	26,435	751
TeamLease Services, Ltd.[1]	283,062	7,739
Tube Investments of India, Ltd.	66,298	2,056
United Spirits, Ltd.[1]	478,417	4,407
Varun Beverages, Ltd.	396,948	6,705
		164,979
Indonesia 6.81%
Astra International Tbk PT	41,271,100	16,568
Bank BTPN Syariah Tbk PT	20,910,659	3,058
Bank Central Asia Tbk PT	39,340,200	22,986
Bank Mandiri (Persero) Tbk PT	29,128,800	20,026
Bank Rakyat Indonesia (Persero) Tbk PT	25,753,300	8,137
Elang Mahkota Teknologi Tbk PT	79,592,750	4,214
Indofood CBP Sukses Makmur Tbk PT	2,585,400	1,720
PT Bank Syariah Indonesia Tbk	155,334,200	17,433
PT Surya Citra Media Tbk	562,652,220	7,060
		101,202
Philippines 1.91%
ACEN Corp.[1]	1,693,410	191
Ayala Corp.	682,470	8,199
Bloomberry Resorts Corp.[1]	49,384,000	8,911
International Container Terminal Services, Inc.	2,812,716	11,050
		28,351
Emerging Markets Growth Fund — Page 2 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) Singapore 0.49%	Shares	Value (000)
Grab Holdings, Ltd., Class A1	108,070	$325
Sea, Ltd., Class A (ADR)[1]	51,407	4,449
Yoma Strategic Holdings, Ltd.[1]	31,959,732	2,554
		7,328
South Korea 5.03%
Coupang, Inc., Class A1	642,350	10,278
Hana Financial Group, Inc.	586,872	18,455
JB Financial Group Co., Ltd.	500,000	3,363
KB Financial Group, Inc.	40,339	1,482
Korea Investment Holdings Co., Ltd.	19,532	831
KT Corp.	107,698	2,442
KT&G Corp.	28,827	1,860
LG Energy Solution, Ltd.[1]	4,266	1,929
NAVER Corp.	42,125	6,631
Samsung Electronics Co., Ltd.	308,423	15,294
Samsung Electronics Co., Ltd. (GDR)[3]	8,721	10,781
SK hynix, Inc.	19,161	1,321
		74,667
Taiwan 7.05%
AirTAC International Group	46,904	1,841
Global Unichip Corp.	205,000	7,404
MediaTek, Inc.	553,042	14,436
Momo.com, Inc.	63,480	1,898
Taiwan Semiconductor Manufacturing Company, Ltd.	4,332,812	76,760
Vanguard International Semiconductor Corp.	769,000	2,454
		104,793
Thailand 0.36%
TISCO Financial Group PCL, foreign registered shares	1,836,700	5,397
Vietnam 0.70%
Masan Group Corp.	2,696,444	8,965
Vinhomes JSC	612,003	1,348
		10,313
Total Asia-Pacific		1,101,780
Latin America 11.98% Brazil 7.33%
Aliansce Sonae Shopping Centers SA, ordinary nominative shares	395,028	1,372
Americanas SA, ordinary nominative shares[1]	5,546,675	1,094
B3 SA - Brasil, Bolsa, Balcao	4,695,106	9,588
CCR SA, ordinary nominative shares	2,773,578	7,004
CM Hospitalar SA	781,980	2,411
Diagnósticos da América SA	742,978	1,095
Estre Ambiental, Inc.[1,3,4]	591,120	— [5]
Hypera SA, ordinary nominative shares	2,943,165	21,892
Magazine Luiza SA1	27,415,791	17,904
Patria Investments, Ltd., Class A	539,112	7,979
Rede D’Or Sao Luiz SA	2,133,153	8,939
TIM SA	6,741,518	16,733
Emerging Markets Growth Fund — Page 3 of 9

unaudited
Common stocks (continued) Latin America (continued) Brazil (continued)	Shares	Value (000)
Vale SA (ADR), ordinary nominative shares	274,403	$4,330
Vale SA, ordinary nominative shares	536,124	8,493
		108,834
Chile 0.58%
Sociedad Química y Minera de Chile SA, Class B (ADR)	106,756	8,654
Mexico 4.07%
América Móvil, SAB de CV, Class B (ADR)	870,609	18,326
Arca Continental, SAB de CV	364,355	3,309
Bolsa Mexicana de Valores, SAB de CV, Series A	1,247,300	2,672
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	788,184	4,359
Corp. Inmobiliaria Vesta, SAB de CV	2,937,078	9,230
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	1,212,847	13,547
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	227,164	4,420
Megacable Holdings, SAB de CV, ordinary participation certificates	1,810,819	4,613
		60,476
Total Latin America		177,964
Other markets 2.73% Netherlands 0.46%
InPost SA1	741,659	6,793
United Kingdom 1.42%
Airtel Africa PLC	5,205,177	6,845
Network International Holdings PLC[1]	3,791,377	11,478
Sedibelo Resources, Ltd.[1,4]	17,665,800	2,745
		21,068
United States 0.85%
MercadoLibre, Inc.[1]	9,652	12,722
Total Other markets		40,583
Africa 2.52% Federal Republic of Nigeria 0.27%
Guaranty Trust Holding Co. PLC	126,924,542	4,045
South Africa 2.25%
Discovery, Ltd.[1]	1,744,476	13,683
MTN Group, Ltd.	1,238,659	8,851
Standard Bank Group, Ltd.	1,118,478	10,858
		33,392
Total Africa		37,437
Eastern Europe and Middle East 2.32% Greece 0.39%
Eurobank Ergasias Services and Holdings SA1	4,399,634	5,828
Emerging Markets Growth Fund — Page 4 of 9

unaudited
Common stocks (continued) Eastern Europe and Middle East (continued) Hungary 0.09%	Shares	Value (000)
Wizz Air Holdings PLC[1]	34,595	$1,274
Kazakhstan 0.79%
Halyk Savings Bank of Kazakhstan OJSC (GDR)[3]	1,019,744	11,810
Russian Federation 0.17%
Alrosa PJSC[1,4]	12,604	— [5]
Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,6,7,8	43,189,450	1,999
Baring Vostok Private Equity Fund IV, LP1,4,6,7,8	23,604,516	472
Gazprom PJSC[4]	1,891,176	— [5]
Moscow Exchange MICEX-RTS PJSC[4]	2,726,513	— [5]
Rosneft Oil Co. PJSC[4]	570,845	— [5]
Sberbank of Russia PJSC[4]	1,220,014	— [5]
Sberbank of Russia PJSC[4]	10,541,712	— [5]
TCS Group Holding PLC (GDR)[1,3,4]	139,349	— [5]
TCS Group Holding PLC (GDR)[1,4]	172,382	— [5]
X5 Retail Group NV (GDR)[1,4]	108,031	— [5]
Yandex NV, Class A1,4	531,189	— [5]
		2,471
Slovenia 0.44%
Nova Ljubljanska Banka dd (GDR)	441,286	6,533
Turkey 0.35%
Pegasus Hava Tasimaciligi AS1	30,015	706
Sok Marketler Ticaret AS, non-registered shares[1]	2,943,818	4,434
		5,140
United Arab Emirates 0.09%
Adnoc Gas PLC[1]	1,630,000	1,332
Total Eastern Europe and Middle East		34,388
Total common stocks (cost: $1,301,362,000)		1,392,152
Preferred securities 2.36% Latin America 2.05% Brazil 2.05%
Banco Bradesco SA, preferred nominative shares	11,755,814	30,547
Asia-Pacific 0.31% South Korea 0.31%
Samsung Electronics Co., Ltd., nonvoting preferred shares	109,467	4,571
Total preferred securities (cost: $38,597,000)		35,118
Emerging Markets Growth Fund — Page 5 of 9

unaudited
Rights & warrants 0.27% Asia-Pacific 0.27% China 0.27%	Shares	Value (000)
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,3]	507,514	$3,985
Total rights & warrants (cost: $4,145,000)		3,985
Short-term securities 4.32% Money market investments 3.62%
Capital Group Central Cash Fund 4.86%[9,10]	537,660	53,766
Money market investments purchased with collateral from securities on loan 0.70%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[9,11]	2,017,237	2,017
Capital Group Central Cash Fund 4.86%[9,10,11]	19,184	1,919
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[9,11]	1,800,000	1,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.73%[9,11]	1,200,000	1,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.72%[9,11]	1,100,000	1,100
Fidelity Investments Money Market Government Portfolio, Class I 4.72%[9,11]	800,000	800
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 4.69%[9,11]	600,000	600
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[9,11]	600,000	600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.75%[9,11]	400,000	400
		10,436
Total short-term securities (cost: $64,197,000)		64,202
Total investment securities 100.66% (cost: $1,408,301,000)		1,495,457
Other assets less liabilities (0.66)%		(9,853)
Net assets 100.00%		$1,485,604
Investments in affiliates10

	Value of affiliates at 7/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Short-term securities 3.75%
Money market investments 3.62%
Capital Group Central Cash Fund 4.86%[9]	$52,360	$251,977	$250,581	$—[5]	$10	$53,766	$1,335
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 4.86%[9,11]	9,755		7,836 [12]			1,919	— [13]
Total 3.75%				$—	$10	$55,685	$1,335
Emerging Markets Growth Fund — Page 6 of 9

unaudited
Restricted securities8

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,6,7	10/8/2007-8/29/2019	$27,019	$1,999	.14%
Baring Vostok Private Equity Fund IV, LP1,4,6,7	4/25/2007-12/28/2020	12,150	472.03
Total		$39,169	$2,471	.17%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $9,686,000, which represented .65% of the net assets of the fund.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,576,000, which represented 1.79% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]
Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund.
Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.

[7]
Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

[8]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,471,000, which represented .17% of the net assets of the fund.

[9]	Rate represents the seven-day yield at 3/31/2023.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Security purchased with cash collateral from securities on loan.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Emerging Markets Growth Fund — Page 7 of 9

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$235,455	$866,325	$—	$1,101,780
Latin America	177,964	—	— *	177,964
Other markets	12,722	25,116	2,745	40,583
Africa	—	37,437	—	37,437
Eastern Europe and Middle East	—	31,917	2,471	34,388
Preferred securities	30,547	4,571	—	35,118
Rights & warrants	—	3,985	—	3,985
Short-term securities	64,202	—	—	64,202
Total	$520,890	$969,351	$5,216	$1,495,457
*
Amount less than one thousand.
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
Emerging Markets Growth Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-015-0523O-S89746
Emerging Markets Growth Fund — Page 9 of 9